CONSOLIDATED STATEMENTS OF CASH FLOWS ¥ in Millions, $ in Millions	12 Months Ended
	Dec. 31, 2018 CNY (¥)	Dec. 31, 2018 USD ($)	Dec. 31, 2017 CNY (¥)	Dec. 31, 2016 CNY (¥)
CASH FLOWS FROM OPERATING ACTIVITIES [abstract]
Cash generated from operations	¥ 139,354	$ 20,268	¥ 110,625	¥ 82,137
Income taxes paid	(15,471)	(2,250)	(15,891)	(9,274)
Net cash flows from operating activities	123,883	18,018	94,734	72,863
CASH FLOWS FROM INVESTING ACTIVITIES [abstract]
Acquisition of oil and gas properties	(264)	(38)	0	0
Capital expenditure	(50,411)	(7,333)	(47,734)	(51,347)
Additions to investments in associates	(64)	(9)	(161)	(221)
Decrease in time deposits with maturity over three months	1,620	236	1,450	1,180
Dividends received from associates	162	24	116	135
Dividends received from a joint venture	132	19	243	0
Interest received	872	127	666	1,010
Investment income received	2,721	396	1,821	2,013
Purchase of other financial assets	(178,100)	(25,904)	(122,267)	(62,900)
Purchase of equity investments	(39)	(6)	(51)	(63)
Proceeds from sale of other financial assets	127,903	18,603	101,396	81,675
Proceeds from sale of equity investments	17	2	0	0
Proceeds from disposal of property, plant and equipment	590	86	110	532
Proceeds from disposal of an associate	0	0	0	33
Net cash flows used in investing activities	(94,861)	(13,797)	(64,411)	(27,953)
CASH FLOWS FROM FINANCING ACTIVITIES [abtract]
Proceeds from issuance of guaranteed notes	9,952	1,447	0	0
Repayment of guaranteed notes	(4,976)	(724)	(8,869)	(4,866)
Proceeds from bank loans	2,212	322	12,252	4,293
Repayment of bank loans	(5,888)	(856)	(13,052)	(23,412)
Dividends paid	(23,523)	(3,421)	(16,448)	(14,153)
Interest paid	(5,147)	(749)	(5,154)	(5,102)
Net cash flows used in financing activities	(27,370)	(3,981)	(31,271)	(43,240)
NET INCREASE/(DECREASE) IN CASH AND CASH EQUIVALENTS	1,652	240	(948)	1,670
Cash and cash equivalents at beginning of year	12,572	1,829	13,735	11,867
Effect of foreign exchange rate changes, net	208	30	(215)	198
CASH AND CASH EQUIVALENTS AT END OF YEAR	¥ 14,432	$ 2,099	¥ 12,572	¥ 13,735